Other general administrative expenses - Breakdown of other general administrative expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other general administrative expenses
Property, fixtures and supplies	€ 1,931	€ 1,853	€ 1,943
Technology and systems	1,257	1,095	1,188
Technical reports	759	768	810
Advertising	757	691	705
Communications	529	499	587
Taxes other than income tax	583	484	529
Surveillance and cash courier services	443	389	413
Per diems and travel expenses	217	232	278
Insurance premiums	78	69	74
Other administrative expenses	1,799	1,653	1,668
Other general administrative expenses	€ 8,353	€ 7,733	€ 8,195